Related Party Balanceand Transactions - Schedule of Balance with Related Parties (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Accrued expenses	$ 43	$ 71